Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Sundry creditors	$ 1,196	$ 1,150
Derivative financial instruments	320	680
Dividends payable	196	209
Other current financial liabilities	$ 1,712	$ 2,039